Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss (FVTPL) - Non-current
Financial assets mandatorily classified as at FVTPL	$ 68,256	$ 60,004
Financial liabilities at fair value through profit or loss (FVTPL) - Non-current
Financial liabilities designated as at FVTPL	262,350
Warrants
Financial assets at fair value through profit or loss (FVTPL) - Non-current
Financial assets mandatorily classified as at FVTPL	13,019	$ 60,004
Pre-redemption Right
Financial assets at fair value through profit or loss (FVTPL) - Non-current
Financial assets mandatorily classified as at FVTPL	$ 55,237